UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

September 30, 2007

1.807729.103

CST-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER STAPLES - 11.4%
Beverages - 5.5%
Anheuser-Busch Companies, Inc.	21,319	$ 1,065,737
The Coca-Cola Co.	52,183	2,998,957
		4,064,694
Food Products - 1.0%
Kraft Foods, Inc. Class A	21,195	731,439
Household Products - 1.5%
Colgate-Palmolive Co.	15,489	1,104,675
Tobacco - 3.4%
Altria Group, Inc.	36,409	2,531,518
TOTAL CONSUMER STAPLES		8,432,326
ENERGY - 15.4%
Oil, Gas & Consumable Fuels - 15.4%
Chevron Corp.	41,316	3,866,351
Exxon Mobil Corp.	80,775	7,476,534
		11,342,885
FINANCIALS - 4.4%
Diversified Financial Services - 4.2%
Citigroup, Inc.	51,399	2,398,791
JPMorgan Chase & Co.	14,652	671,355
		3,070,146
Insurance - 0.2%
The Travelers Companies, Inc.	3,053	153,688
TOTAL FINANCIALS		3,223,834
HEALTH CARE - 14.4%
Pharmaceuticals - 14.4%
Eli Lilly & Co.	10,307	586,778
Johnson & Johnson	73,752	4,845,506
Merck & Co., Inc.	29,272	1,513,070
Pfizer, Inc.	52,014	1,270,702
Wyeth	54,380	2,422,629
		10,638,685
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 21.7%
Aerospace & Defense - 10.6%
The Boeing Co.	13,948	$ 1,464,401
United Technologies Corp.	79,310	6,382,869
		7,847,270
Commercial Services & Supplies - 0.7%
Waste Management, Inc.	14,500	547,230
Industrial Conglomerates - 8.9%
General Electric Co.	158,200	6,549,480
Road & Rail - 1.5%
Union Pacific Corp.	9,660	1,092,160
TOTAL INDUSTRIALS		16,036,140
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.5%
Motorola, Inc.	138,934	2,574,447
Computers & Peripherals - 11.2%
Hewlett-Packard Co.	95,690	4,764,405
International Business Machines Corp.	29,934	3,526,225
		8,290,630
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	21,436	790,560
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	54,105	1,399,155
Verigy Ltd. (a)	2,624	64,839
		1,463,994
Software - 1.0%
Microsoft Corp.	24,730	728,546
TOTAL INFORMATION TECHNOLOGY		13,848,177
MATERIALS - 4.3%
Chemicals - 2.2%
Eastman Chemical Co.	7,466	498,206
Monsanto Co.	13,096	1,122,851
		1,621,057
Paper & Forest Products - 2.1%
International Paper Co.	42,596	1,527,919
TOTAL MATERIALS		3,148,976
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
Verizon Communications, Inc.	78,873	$ 3,492,496
TOTAL COMMON STOCKS (Cost $12,397,275)		70,163,519
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 5.12% (b) (Cost $3,634,029)	3,634,029	3,634,029
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $16,031,304)		73,797,548
NET OTHER ASSETS - 0.1%		76,714
NET ASSETS - 100%		$ 73,874,262
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,825
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $16,031,302. Net unrealized appreciation aggregated $57,766,246, of which $58,511,551 related to appreciated investment securities and $745,305 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007